Operating segments - Major customers (Details) - customer	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating segments.
Number of customers exceeding ten percent of revenue	0	0	0	0